Credit Risk - Disclosure of Equivalent Credit Rating Grade used by Standard and Poors Ratings Services (Detail)	12 Months Ended
Dec. 31, 2019
Santander UK risk grade 9 [member]
Statement [Line Items]
Description of rating agencies used	AAA to AA+
Santander UK risk grade 8 [member]
Statement [Line Items]
Description of rating agencies used	AA to AA–
Santander UK risk grade 7 [member]
Statement [Line Items]
Description of rating agencies used	A+ to BBB
Santander UK risk grade 6 [member]
Statement [Line Items]
Description of rating agencies used	BBB– to BB
Santander UK risk grade 5 [member]
Statement [Line Items]
Description of rating agencies used	BB–
Santander UK risk grade 4 [member]
Statement [Line Items]
Description of rating agencies used	B+ to B
Santander UK risk grade 3 [member]
Statement [Line Items]
Description of rating agencies used	B–
Santander UK risk grade 2 [member]
Statement [Line Items]
Description of rating agencies used	CCC to C
Santander UK risk grade 1 [member]
Statement [Line Items]
Description of rating agencies used	D
Mid range [member] | Santander UK risk grade 9 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.01%
Mid range [member] | Santander UK risk grade 8 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.032%
Mid range [member] | Santander UK risk grade 7 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.10%
Mid range [member] | Santander UK risk grade 6 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.316%
Mid range [member] | Santander UK risk grade 5 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	1.00%
Mid range [member] | Santander UK risk grade 4 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	3.162%
Mid range [member] | Santander UK risk grade 3 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	10.00%
Mid range [member] | Santander UK risk grade 2 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	31.623%
Mid range [member] | Santander UK risk grade 1 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	100.00%
Lower range [member] | Santander UK risk grade 9 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.00%
Lower range [member] | Santander UK risk grade 8 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.021%
Lower range [member] | Santander UK risk grade 7 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.066%
Lower range [member] | Santander UK risk grade 6 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.208%
Lower range [member] | Santander UK risk grade 5 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.658%
Lower range [member] | Santander UK risk grade 4 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	2.081%
Lower range [member] | Santander UK risk grade 3 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	6.581%
Lower range [member] | Santander UK risk grade 2 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	20.811%
Lower range [member] | Santander UK risk grade 1 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	100.00%
Upper range [member] | Santander UK risk grade 9 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.021%
Upper range [member] | Santander UK risk grade 8 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.066%
Upper range [member] | Santander UK risk grade 7 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.208%
Upper range [member] | Santander UK risk grade 6 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	0.658%
Upper range [member] | Santander UK risk grade 5 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	2.081%
Upper range [member] | Santander UK risk grade 4 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	6.581%
Upper range [member] | Santander UK risk grade 3 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	20.811%
Upper range [member] | Santander UK risk grade 2 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	99.999%
Upper range [member] | Santander UK risk grade 1 [member]
Statement [Line Items]
Standard and poors rating probability of default percent	100.00%